Leases, Components of Lease Costs (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Components of Lease Costs [Abstract]
Operating lease costs	$ 5,630	$ 6,136	$ 12,465
Finance lease costs [Abstract]
Amortization of finance lease right-of-use assets	233	228	523
Interest on finance lease liabilities (included in interest expense)	44	41	79
Variable lease costs	1,162	1,370	2,737
Total lease costs	$ 7,069	$ 7,775	$ 15,804